Debt (Details) - USD ($)										1 Months Ended												3 Months Ended					6 Months Ended		12 Months Ended
	Dec. 31, 2024	Feb. 06, 2024	Feb. 04, 2024	Aug. 15, 2023	Jul. 20, 2023	Jun. 26, 2023	Nov. 03, 2022	Sep. 30, 2022	Aug. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2024	Feb. 29, 2024	Jun. 30, 2023	Jun. 20, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Nov. 30, 2022	Oct. 31, 2022	Dec. 06, 2021	May 25, 2021
Debt [Line Items]
Business days							5 years
Interest expense																						$ 0.6					$ 1,100,000	$ 1,000,000
Convertible Debt																						2,100,000					$ 2,100,000
Conversion price discount rate			13.69%	13.70%	13.82%	14.54%																					12.66%
Additional Paid-in Capital	$ 5,753,000									$ 5,732,000												$ 5,840,000		$ 5,753,000			$ 5,840,000		$ 5,753,000	$ 5,732,000
Maturity month																						18 years
Promissory notes																													200,000
Repaid amount																										$ 100,000
Percentage of accrue interest																											0.00%
Interest rate
August 2020 Convertible Notes [Member]
Debt [Line Items]
Gross proceeds																		$ 9,100,000	$ 9,100,000	$ 9,100,000	$ 9,100,000								$ 20,000,000
Interest rate per year									12.00%
Maturity term									12 months
Conversion price per share (in Dollars per share)	$ 150,000,000																							$ 150,000,000					$ 150,000,000
Percentage of discount	30.00%																							30.00%					30.00%
Outstanding principal percentage																													200.00%
Derivative liability	$ 1,800,000																							$ 1,800,000					$ 1,800,000
Contractual term	12 months																							12 months					12 months
January 2021 Convertible Notes [Member]
Debt [Line Items]
Gross proceeds																	$ 1,000,000
Interest rate per year																	12.00%
Maturity term																	12 months
Conversion price per share (in Dollars per share)																	$ 150,000,000
Percentage of discount																	30.00%
Outstanding principal percentage																	200.00%
Derivative liability																	$ 200,000
Contractual term																	12 months
April 2021 Convertible Notes [Member]
Debt [Line Items]
Gross proceeds														$ 1,200,000	$ 1,200,000	$ 1,200,000
Interest rate per year																12.00%
Maturity term																12 months
Conversion price per share (in Dollars per share)																$ 150,000,000
Percentage of discount	30.00%															2021.00%								30.00%					30.00%
Outstanding principal percentage																200.00%
Derivative liability																$ 300,000
Contractual term																12 months
November 2022 Convertible Notes Amendment [Member]
Debt [Line Items]
Conversion price per share (in Dollars per share)							$ 7
Carrying value of debt	$ 14,400,000																							$ 14,400,000					$ 14,400,000
Convertible Notes [Member]
Debt [Line Items]
Gross proceeds
Accrued interest																						$ 100,000				50,000.00	200,000	100,000
Repaid amount
August 2021 Senior Notes [Member]
Debt [Line Items]
Gross proceeds													$ 4,000,000
Interest rate per year													12.00%
Percentage of discount																																												20.00%
December 2021 Senior Notes [Member]
Debt [Line Items]
Gross proceeds												$ 1,300,000
Interest rate per year												12.00%
Senior Notes September 2022 Amendment [Member]
Debt [Line Items]
Conversion price per share (in Dollars per share)	$ 4																							$ 4					$ 4
Conversion price discount rate								60.00%																					60.00%		60.00%
Conversion price per share of common stock (in Dollars per share)																													$ 4
October 2022 Senior Notes [Member]
Debt [Line Items]
Principal amount								$ 1,300,000																																			$ 1,300,000
November 2022 Senior Notes Amendment [Member]
Debt [Line Items]
Conversion price per share (in Dollars per share)							$ 4
Business days							5 years
Principal amount	$ 3,980,000																							$ 3,980,000					$ 3,980,000
Additional Paid-in Capital											$ 3,970,000																				$ 3,970,000
December 2022 Senior Notes [Member]
Debt [Line Items]
Principal amount											1,000,000																				1,000,000											$ 1,000,000
March 2023 Senior Notes [Member]
Debt [Line Items]
Principal amount																																							$ 1,600,000	$ 1,600,000	$ 1,600,000
April 2023 Senior Notes
Debt [Line Items]
Principal amount																																						$ 600,000
October-December 2023 Senior Notes [Member]
Debt [Line Items]
Principal amount										$ 1,100,000																				$ 1,100,000
Interest terms percentage										12.00%																				12.00%
Convert into new per shares (in Dollars per share)										$ 2.22																				$ 2.22
January-March 2024 Senior Notes [Member]
Debt [Line Items]
Principal amount																																		$ 700,000
April-June 2024 Senior Notes [Member]
Debt [Line Items]
Principal amount																										400,000		400,000
July-September 2024 Senior Notes [Member]
Debt [Line Items]
Principal amount																									$ 700,000
Interest terms percentage																									12.00%
Maturity month																									18 months
Senior Secured Convertible Note [Member]
Debt [Line Items]
Principal amount																									$ 250,000
October-December 2024 Senior Notes [Member]
Debt [Line Items]
Principal amount	$ 1,100,000																							$ 1,100,000					$ 1,100,000
Interest terms percentage	12.00%																							12.00%					12.00%
Maturity month																								18 months
Paycheck Protection Program loan [Member]
Debt [Line Items]
Interest terms percentage																																													1.00%
PPP loan repayment	$ 800,000									$ 400,000												1,000,000		$ 800,000			1,000,000		$ 800,000	$ 400,000
January-March 2024 Senior Notes [Member]
Debt [Line Items]
Principal amount																										400,000		400,000						$ 700,000
January-March 2025 Senior Notes [Member]
Debt [Line Items]
Principal amount																						400,000	$ 800,000				400,000
Interest terms percentage																							12.00%
Convert into new per shares (in Dollars per share)																							$ 0.5
April — June 2025 Senior Notes [Member]
Debt [Line Items]
Principal amount																						$ 300,000					$ 300,000
Interest terms percentage																						12.00%					12.00%
Convert into new per shares (in Dollars per share)																						$ 0.5					$ 0.5
Convertible Notes November 2022 Amendment [Member]
Debt [Line Items]
Interest expense																													2,100,000	2,300,000
Amortization of debt discount and issuance costs																													100,000	500,000
Convertible notes balance	$ 13,300,000									11,800,000														$ 13,300,000					$ 13,300,000	$ 11,800,000
Tasly Convertible Debt [Member]
Debt [Line Items]
Short-term loan agreement																																				$ 1,600,000
Short term borrowed						$ 300,000																													$ 20,000.00	1,000,000	$ 300,000
Interest rate																														12.00%
Conversion price of common stock (in Dollars per share)	$ 2.33																					$ 1.92		$ 2.33			$ 1.92		$ 2.33
Convertible Debt	$ 2,200,000									1,710,000														$ 2,200,000					$ 2,200,000	$ 1,710,000
Accrued interest																													200,000	100,000
Loss on fair value remeasurement																											$ 450,000			100,000
Gain on fair value remeasurement																											100,000
Tasly Convertible Debt [Member] | Short-Term Loan Agreement [Member]
Debt [Line Items]
Short-term loan agreement																																				$ 1,600,000
Short term borrowed				$ 300,000		1,000,000																													$ 20,000.00		$ 300,000
Senior Notes [Member]
Debt [Line Items]
Interest expense																						$ 600,000				500,000	1,200,000	1,000,000	2,100,000	1,800,000
Convertible notes balance	25,268,000																							25,268,000					25,268,000
Convertible Debt	24,396,000																							24,396,000					24,396,000
Principal amount											5,500,000														$ 40,000.00	110,000		$ 110,000			5,500,000
Debt extinguishment																													8,800,000
Maturity month																							18 months
Senior notes	$ 25,300,000																					27,900,000		$ 25,300,000			27,900,000		$ 25,300,000
Senior Notes [Member] | Common Stock [Member]
Debt [Line Items]
Conversion price dicount																													40.00%
Promissory Notes [Member]
Debt [Line Items]
Interest expense																											100,000		$ 100,000	100,000
Short term borrowed										300,000																				300,000
Promissory notes																											$ 900,000		$ 900,000	800,000		$ 200,000	$ 200,000
Simple interest rate																											5.00%		5.00%
Borrowed amount											300,000																				300,000
Short-term debt											$ 200,000																				$ 200,000
Unrelated party repayable										$ 100,000																				$ 100,000
Annual interest rate	12.00%									12.00%														12.00%					12.00%	12.00%
Accrued and unpaid interest																						300,000					$ 300,000
Unpaid interest	$ 300,000																							$ 300,000					$ 300,000
Paycheck Protection Program [Member]
Debt [Line Items]
Short term borrowed																																													$ 1,300,000
Monthly payments																											10 months		10 months
Late penalties	100,000									$ 100,000												$ 100,000		100,000			$ 100,000		$ 100,000	$ 100,000
PPP loan term																						168 days					168 days
Convertible Notes [Member]
Debt [Line Items]
Interest expense																										$ 500,000
Convertible notes balance	13,300,000																					$ 14,100,000		13,300,000			$ 14,100,000		13,300,000
Tasly Convertible Debt [Member]
Debt [Line Items]
Convertible notes balance	2,234,000	$ 20,000.00		300,000	$ 300,000	1,000,000				$ 1,710,000												2,543,000		2,234,000			2,543,000		2,234,000	1,710,000
Convertible Debt	$ 1,998,000		$ 0.02	$ 300,000	$ 300,000	$ 1,000,000																$ 2,287,000		1,998,000			2,287,000		1,998,000
Accrued interest																											$ 0.47
Conversion price discount rate	11.78%	13.69%		13.70%	13.82%	14.54%
Related Party [Member] | Senior Notes [Member]
Debt [Line Items]
Outstanding amount	$ 9,500,000																							9,500,000					9,500,000
Related Party [Member] | Promissory Notes [Member]
Debt [Line Items]
Promissory notes																													900,000	$ 800,000
Unrelated Parties [Member] | Senior Notes [Member]
Debt [Line Items]
Outstanding amount	$ 15,800,000																							$ 15,800,000					$ 15,800,000
Minimum [Member] | November 2022 Convertible Notes Amendment [Member]
Debt [Line Items]
Principal amount							$ 11,000,000
Minimum [Member] | Convertible Notes [Member]
Debt [Line Items]
Effective interest rate																											12.54%	12.66%	12.54%	12.95%
Minimum [Member] | October-December 2024 Senior Notes [Member]
Debt [Line Items]
Interest terms percentage	0.00%									0.00%														0.00%					0.00%	0.00%
Minimum [Member] | April — June 2025 Senior Notes [Member]
Debt [Line Items]
Interest terms percentage																						0.00%				0.00%	0.00%	0.00%
Minimum [Member] | Tasly Convertible Debt [Member]
Debt [Line Items]
Interest rate										12.00%
Loss on fair value remeasurement																													$ 330,000
Minimum [Member] | Senior Notes [Member]
Debt [Line Items]
Outstanding amount	$ 9,500,000																					$ 10,000,000		$ 9,500,000			$ 10,000,000		$ 9,500,000
Maximum [Member] | November 2022 Convertible Notes Amendment [Member]
Debt [Line Items]
Principal amount							$ 11,300,000
Maximum [Member] | Convertible Notes [Member]
Debt [Line Items]
Effective interest rate																											53.28%	53.28%	53.28%	53.28%
Maximum [Member] | October-December 2024 Senior Notes [Member]
Debt [Line Items]
Interest terms percentage	12.15%									12.55%														12.15%					12.15%	12.55%
Maximum [Member] | April — June 2025 Senior Notes [Member]
Debt [Line Items]
Interest terms percentage																						12.15%				12.55%	12.15%	12.55%
Maximum [Member] | Tasly Convertible Debt [Member]
Debt [Line Items]
Interest rate										24.00%
Loss on fair value remeasurement																													$ 310,000
Maximum [Member] | Senior Notes [Member]
Debt [Line Items]
Outstanding amount	$ 15,800,000																					$ 17,900,000		$ 15,800,000			$ 17,900,000		$ 15,800,000